Commitments and Contingencies (Details)		2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 02, 2021 USD ($)	Mar. 02, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Loss Contingencies [Line Items]
Underwriter option period				45 days
Number of units issued | shares				4,500,000
Deferred underwriting fee per unit | $ / shares		$ 0.35	$ 0.35
Deferred underwriting fee payable				$ 25,000,000
Aggregate deferred underwriting fee payable				$ 25,000,000
Deferred fee per unit | $ / shares				$ 10.00
Gross proceeds	$ 345,000,000			$ 6,000,000
Percentage of deferred underwriting discount				3.5
Underwriting discounts rate				2
Deferred underwriting		$ 12,075,000	$ 12,075,000
IPO [Member]
Loss Contingencies [Line Items]
Gross proceeds	345,000,000			$ 10,000,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Gross proceeds	$ 345,000,000			6,900,000
Private Placement [Member]
Loss Contingencies [Line Items]
Gross proceeds				$ 100,000,000